Fair Value Measurements (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets:
Total (losses)	¥ (7,085,697)	¥ (5,068,028)
Fair Value, Measurements, Nonrecurring [Member]
Assets:
Long-lived assets	3,171,653	4,745,230
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Long-lived assets	¥ 3,171,653	¥ 4,745,230